Restatements of Previously Issued Financial Statements	12 Months Ended
Sep. 30, 2022
Nukkleus Inc.[Member]
Restatements of Previously Issued Financial Statements [Abstract]
RESTATEMENTS OF PREVIOUSLY ISSUED FUNANCIAL STATEMENTS

NOTE 16 — RESTATEMENTS OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

Nine months ended June 30, 2021 — unaudited

The Company adjusted the acquisition cost and the allocation of net assets acquired based on a third party valuation report. The original estimated fair value of the net assets acquired and recorded by the Company decreased by $2,861,631 from the original estimated valuation with a corresponding decrease in additional paid-in capital. The adjusted fair values of the assets acquired and liabilities assumed, plus transaction costs were as follows:

	Estimated Fair Value as Originally Recorded	Transaction Costs	Valuation Restatement	Restated Amount
Assets acquired:
Cash	$21,370			$21,370
Accounts receivable	46,602			46,602
Other current assets	142			142
Intangible assets	14,010,631	74,771	(2,861,631)	11,223,771
Total assets	14,078,745			11,291,885
Liabilities assumed:
Accounts payable and accrued liabilities	78,745			78,745
Total liabilities	78,745			78,745
Purchase price	$14,000,000	74,771	(2,861,631)	$11,213,140

The impact of these errors was an overstatement of total assets and total equity by approximately $2,862,000, and an overstatement of non-cash investment and financing activities: common stock issued in connection with acquisition of approximately $2,003,000 for the nine months ended June 30, 2021. These errors did not have any impact on consolidated operating loss, net loss or earnings per share. The Company’s June 30, 2021 financial statements have been restated for the impact of these adjustments as follows:

	As Reported	Adjustment	As Restated
Consolidated Balance Sheet As of June 30, 2021
Intangible assets, net	$13,940,257	$(2,861,631)	$11,078,626
Total non-current assets	$13,940,257	$(2,861,631)	$11,078,626
Total assets	$17,000,367	$(2,861,631)	$14,138,736
Additional paid-in capital	$10,235,758	$(2,003,142)	$8,232,616
Total Nukkleus Inc. stockholders’ equity	$8,550,382	$(2,003,142)	$6,547,240
Non-controlling interest	$4,203,302	$(858,489)	$3,344,813
Total equity	$12,753,684	$(2,861,631)	$9,892,053
Total liabilities and equity	$17,000,367	$(2,861,631)	$14,138,736
	As Reported	Adjustment	As Restated
Condensed Consolidated Statement of Cash Flow for the Nine Months Ended June 30, 2021
Non-cash investing and financing activities:
Common stock issued in connection with acquisition	$9,814,000	$(2,003,142)	$7,810,858

Year ended September 30, 2021

During the year ended September 30, 2021, the Company misstated the customer custodial cash, unearned revenue, customer custodial cash liabilities, customer digital currency assets and liabilities, and inadvertently misreported cost of revenue — financial services and operating expenses. The impact of these errors was an understatement of total assets and total liabilities by approximately $2,017,000, an overstatement of cost of revenue — financial services and an understatement of operating expenses of approximately $293,000 for the year ended September 30, 2021, and an understatement of net cash provided by operating activities of approximately $871,000 for the year ended September 30, 2021. These errors did not have any impact on consolidated operating loss, net loss or earnings per share. The Company’s September 30, 2021 financial statements have been restated for the impact of these adjustments as follows:

	As Reported	Adjustment	As Restated
Consolidated Balance Sheet As of September 30, 2021
Cash	$355,673	$48,098	$403,771
Customer custodial cash	$—	$799,302	$799,302
Customer digital currency assets	$—	$1,168,349	$1,168,349
Digital assets	$—	$903	$903
Total current assets	$3,043,720	$2,016,652	$5,060,372
Intangible assets, net	$13,616,116	$(2,861,631)	$10,754,485
Total non-current assets	$13,616,116	$(2,861,631)	$10,754,485
Total assets	$16,659,836	$(844,979)	$15,814,857
Customer custodial cash liabilities	$—	$799,302	$799,302
Customer digital currency liabilities	$—	$1,168,349	$1,168,349
Accounts payable and accrued liabilities	$380,721	$49,001	$429,722
Total current liabilities	$4,638,513	$2,016,652	$6,655,165
Total liabilities	$4,638,513	$2,016,652	$6,655,165
Additional paid-in capital	$14,474,839	$(2,861,631)	$11,613,208
Total stockholders’ equity	$12,021,323	$(2,861,631)	$9,159,692
Total liabilities and stockholders’ equity	$16,659,836	$(844,979)	$15,814,857
	As Reported	Adjustment	As Restated
Consolidated Statement of Operations and Comprehensive Loss for the Year Ended September 30, 2021
Cost of revenue – financial services	$762,297	$(293,011)	$469,286
Total costs of revenues	$19,662,297	$(293,011)	$19,369,286
Gross loss – financial services	$(675,333)	$293,011	$(382,322)
Total gross loss	$(375,333)	$293,011	$(82,322)
Professional fees	$396,277	$138,559	$534,836
Other general and administrative	$160,794	$154,452	$315,246
Total operating expenses	$557,071	$293,011	$850,082
	As Reported	Adjustment	As Restated
Consolidated Statement of Cash Flow for the Year Ended September 30, 2021
Customer digital currency assets	$—	$(1,201,019)	$(1,201,019)
Digital assets	$—	$(929)	$(929)
Customer custodial cash liabilities	$—	$821,653	$821,653
Customer digital currency liabilities	$—	$1,201,019	$1,201,019
Accounts payable and accrued liabilities	$113,711	$50,371	$164,082
Net cash provided by operating activities	$295,887	$871,095	$1,166,982
Effect of exchange rate on cash	$239	$(23,695)	$(23,456)
Net increase in cash	$272,824	$847,400	$1,120,224
Cash – end of year	$355,673	$847,400	$1,203,073
Non-cash investing and financing activities:
Common stock issued in connection with acquisition	$14,014,000	$(2,861,631)	$11,152,369

Three months ended December 31, 2021 — unaudited

During the three months ended December 31, 2021, the Company misstated the customer custodial cash, unearned revenue, customer custodial cash liabilities, customer digital currency assets and liabilities, and inadvertently misreported cost of revenue — financial services and operating expenses. The impact of these errors was an understatement of total assets and total liabilities by approximately $1,117,000, an overstatement of cost of revenue — financial services and an understatement of operating expenses of approximately $133,000 for the three months ended December 31, 2021, and an understatement of net cash used in operating activities of approximately $755,000 for the three months ended December 31, 2021. These errors did not have any impact on consolidated operating loss, net loss or earnings per share. The Company’s December 31, 2021 financial statements have been restated for the impact of these adjustments as follows:

	As Reported	Adjustment	As Restated
Condensed Consolidated Balance Sheet As of December 31, 2021
Cash	$50,623	$2,252	$52,875
Customer custodial cash	$—	$90,951	$90,951
Customer digital currency assets	$—	$1,022,407	$1,022,407
Digital assets	$—	$1,123	$1,123
Total current assets	$2,733,446	$1,116,733	$3,850,179
Total assets	$19,177,988	$1,116,733	$20,294,721
Customer custodial cash liabilities	$—	$90,951	$90,951
Customer digital currency liabilities	$—	$1,022,407	$1,022,407
Accounts payable and accrued liabilities	$579,351	$3,375	$582,726
Total current liabilities	$4,984,616	$1,116,733	$6,101,349
Total liabilities	$4,984,616	$1,116,733	$6,101,349
Total liabilities and stockholders’ equity	$19,177,988	$1,116,733	$20,294,721
	As Reported	Adjustment	As Restated
Condensed Consolidated Statement of Operations and Comprehensive Loss for the Three Months Ended December 31, 2021
Cost of revenue – financial services	$1,007,431	$(133,226)	$874,205
Total costs of revenues	$5,732,431	$(133,226)	$5,599,205
Gross loss – financial services	$(678,416)	$133,226	$(545,190)
Total gross loss	$(603,416)	$133,226	$(470,190)
Professional fees	$921,732	$133,226	$1,054,958
Other general and administrative	$353,121	$—	$353,121
Total operating expenses	$1,340,207	$133,226	$1,473,433
	As Reported	Adjustment	As Restated
Condensed Consolidated Statement of Cash Flow for the Three Months Ended December 31, 2021
Customer digital currency assets	$—	$151,118	$151,118
Digital assets	$—	$(214)	$(214)
Customer custodial cash liabilities	$—	$(709,188)	$(709,188)
Customer digital currency liabilities	$—	$(151,118)	$(151,118)
Accounts payable and accrued liabilities	$197,371	$(45,667)	$151,704
Net cash used in operating activities	$(305,264)	$(755,069)	$(1,060,333)
Effect of exchange rate on cash	$214	$872	$1,086
Net decrease in cash	$(305,050)	$(754,197)	$(1,059,247)
Cash – beginning of period	$355,673	$847,400	$1,203,073
Cash – end of period	$50,623	$93,203	$143,826

Six months ended March 31, 2022 — unaudited

During the six months ended March 31, 2022, the Company misstated the customer custodial cash, unearned revenue, customer custodial cash liabilities, customer digital currency assets and liabilities, and inadvertently misreported cost of revenue — financial services and operating expenses. The impact of these errors was an understatement of total assets and total liabilities by approximately $2,415,000, an overstatement of cost of revenue — financial services and an understatement of operating expenses of approximately $142,000 and $276,000, respectively, for the three and six months ended March 31, 2022, and an overstatement of net cash used in operating activities of approximately

$286,000 for the six months ended March 31, 2022. These errors did not have any impact on consolidated operating loss, net loss or earnings per share. The Company’s March 31, 2022 financial statements have been restated for the impact of these adjustments as follows:

	As Reported	Adjustment	As Restated
Condensed Consolidated Balance Sheet As of March 31, 2022
Cash	$50,444	$23,801	$74,245
Customer custodial cash	$—	$1,082,421	$1,082,421
Customer digital currency assets	$—	$1,307,042	$1,307,042
Digital assets	$—	$1,397	$1,397
Total current assets	$1,612,376	$2,414,661	$4,027,037
Total assets	$22,404,645	$2,414,661	$24,819,306
Customer custodial cash liabilities	$—	$1,082,421	$1,082,421
Customer digital currency liabilities	$—	$1,307,042	$1,307,042
Accounts payable and accrued liabilities	$561,460	$25,198	$586,658
Total current liabilities	$4,587,814	$2,414,661	$7,002,475
Total liabilities	$4,587,814	$2,414,661	$7,002,475
Total liabilities and stockholders’ equity	$22,404,645	$2,414,661	$24,819,306
	As Reported	Adjustment	As Restated
Condensed Consolidated Statement of Operations and Comprehensive Loss for the Three Months Ended March 31, 2022
Cost of revenue – financial services	$690,184	$(142,465)	$547,719
Total costs of revenues	$5,415,184	$(142,465)	$5,272,719
Gross loss – financial services	$(401,167)	$142,465	$(258,702)
Total gross loss	$(326,167)	$142,465	$(183,702)
Professional fees	$1,066,816	$142,465	$1,209,281
Total operating expenses	$1,527,555	$142,465	$1,670,020
	As Reported	Adjustment	As Restated
Condensed Consolidated Statement of Operations and Comprehensive Loss for the Six Months Ended March 31, 2022
Cost of revenue – financial services	$1,697,615	$(275,691)	$1,421,924
Total costs of revenues	$11,147,615	$(275,691)	$10,871,924
Gross loss – financial services	$(1,079,583)	$275,691	$(803,892)
Total gross loss	$(929,583)	$275,691	$(653,892)
Professional fees	$1,988,548	$275,691	$2,264,239
Total operating expenses	$2,867,762	$275,691	$3,143,453
	As Reported	Adjustment	As Restated
Condensed Consolidated Statement of Cash Flow for the Six Months Ended March 31, 2022
Customer digital currency assets	$—	$(170,955)	$(170,955)
Digital assets	$—	$(528)	$(528)
Customer custodial cash liabilities	$—	$309,542	$309,542
Customer digital currency liabilities	$—	$170,955	$170,955
Accounts payable and accrued liabilities	$187,364	$(23,135)	$164,229
Net cash (used in) provided by operating activities	$(304,371)	$285,879	$(18,492)
Effect of exchange rate on cash	$(858)	$(27,057)	$(27,915)
Net (decrease) increase in cash	$(305,229)	$258,822	$(46,407)
Cash – beginning of period	$355,673	$847,400	$1,203,073
Cash – end of period	$50,444	$1,106,222	$1,156,666

Nine months ended June 30, 2022 — unaudited

During the nine months ended June 30, 2022, the Company misstated the customer custodial cash, unearned revenue, customer custodial cash liabilities, customer digital currency assets and liabilities, and inadvertently misreported cost of revenue — financial services and operating expenses. The impact of these errors was an understatement of total assets and total liabilities by approximately $1,937,000, an overstatement of cost of revenue — financial services and an understatement of operating expenses of approximately $135,000 and $411,000, respectively, for the three and nine months ended June 30, 2022, and an overstatement of net cash used in operating activities of approximately $272,000 for the nine months ended June 30, 2022. These errors did not have any impact on consolidated operating loss, net loss or earnings per share. The Company’s June 30, 2022 financial statements have been restated for the impact of these adjustments as follows:

	As Reported	Adjustment	As Restated
Condensed Consolidated Balance Sheet As of June 30, 2022
Cash	$23,142	$52,685	$75,827
Customer custodial cash	$—	$965,918	$965,918
Customer digital currency assets	$—	$898,516	$898,516
Digital assets	$—	$20,076	$20,076
Total current assets	$972,195	$1,937,195	$2,909,390
Total assets	$20,840,892	$1,937,195	$22,778,087
Customer custodial cash liabilities	$—	$965,918	$965,918
Customer digital currency liabilities	$—	$898,516	$898,516
Accounts payable and accrued liabilities	$543,267	$72,761	$616,028
Total current liabilities	$4,457,083	$1,937,195	$6,394,278
Total liabilities	$4,457,083	$1,937,195	$6,394,278
Total liabilities and stockholders’ equity	$20,840,892	$1,937,195	$22,778,087
	As Reported	Adjustment	As Restated
Condensed Consolidated Statement of Operations and Comprehensive Loss for the Three Months Ended June 30, 2022
Cost of revenue – financial services	$700,705	$(135,072)	$565,633
Total costs of revenues	$5,425,705	$(135,072)	$5,290,633
Gross loss – financial services	$(348,513)	$135,072	$(213,441)
Total gross loss	$(273,513)	$135,072	$(138,441)
Professional fees	$911,856	$135,071	$1,046,927
Compensation and related benefits	$100,115	$(9,501)	$90,614
Other general and administrative	$155,539	$9,502	$165,041
Total operating expenses	$1,380,978	$135,072	$1,516,050
	As Reported	Adjustment	As Restated
Condensed Consolidated Statement of Operations and Comprehensive Loss for the Nine Months Ended June 30, 2022
Cost of revenue – financial services	$2,398,320	$(410,763)	$1,987,557
Total costs of revenues	$16,573,320	$(410,763)	$16,162,557
Gross loss – financial services	$(1,428,096)	$410,763	$(1,017,333)
Total gross loss	$(1,203,096)	$410,763	$(792,333)
Professional fees	$2,900,404	$410,762	$3,311,166
Compensation and related benefits	$355,359	$(9,501)	$345,858
Other general and administrative	$449,216	$9,502	$458,718
Total operating expenses	$4,248,740	$410,763	$4,659,503
	As Reported	Adjustment	As Restated
Condensed Consolidated Statement of Cash Flow for the Nine Months Ended June 30, 2022
Customer digital currency assets	$—	$1,139,351	$1,139,351
Digital assets	$—	$(20,769)	$(20,769)
Customer custodial cash liabilities	$—	$262,180	$262,180
Customer digital currency liabilities	$—	$(1,139,351)	$(1,139,351)
Accounts payable and accrued liabilities	$183,463	$30,681	$214,144
Net cash (used in) provided by operating activities	$(328,926)	$272,092	$(56,834)
Effect of exchange rate on cash	$(3,605)	$(100,889)	$(104,494)
Net (decrease) increase in cash	$(332,531)	$171,203	$(161,328)
Cash – beginning of period	$355,673	$847,400	$1,203,073
Cash – end of period	$23,142	$1,018,603	$1,041,745